CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Allowance for doubtful accounts receivable-trade, current	¥ 10,205	¥ 70,495
Allowance for doubtful accounts receivable-other, current	1,276	457
Allowance for doubtful accounts receivable-other, Non current	¥ 111,756	¥ 111,756
Treasury stock shares	92,500	92,500
Common stock
Common stock, no par value	¥ 0	¥ 0
Common stock, shares authorized	19,899,999	19,899,999
Common stock, shares issued	7,994,450	7,994,450
Common stock, shares outstanding	7,901,950	7,901,950
Class A Common
Common stock, no par value	¥ 0	¥ 0
Common stock, shares authorized	1	1
Common stock, shares issued	1	1
Common stock, shares outstanding	1	1